Schedule of compensation of key management personnel (Details) - SGD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Significant Related Party Transactions
Salaries and bonuses	$ 693,000	$ 121,200
CPF	59,194	137
Total	$ 752,194	$ 121,337